Unaudited Condensed Statements of Changes in Shareholders' Deficit		USD ($)	GBP (£)	Cartesian Growth Corp [Member] USD ($)	Cartesian Growth Corp [Member] GBP (£)	Called up share capital GBP (£)	Share premium account USD ($)	Share premium account GBP (£)	Share premium account Cartesian Growth Corp [Member] USD ($)	Share premium account Cartesian Growth Corp [Member] GBP (£)	Other reserves GBP (£)	Profit and loss account USD ($)	Profit and loss account GBP (£)	Profit and loss account Cartesian Growth Corp [Member] USD ($)	Profit and loss account Cartesian Growth Corp [Member] GBP (£)	Equity attributable to the owners of the parent company GBP (£)	Non- controlling interests GBP (£)	Class A Called up share capital Cartesian Growth Corp [Member] USD ($) shares	Class A Called up share capital Cartesian Growth Corp [Member] GBP (£) shares	Class B Cartesian Growth Corp [Member] shares		Class B Called up share capital USD ($)	Class B Called up share capital Cartesian Growth Corp [Member] USD ($) shares	Class B Called up share capital Cartesian Growth Corp [Member] GBP (£) shares
Balance at Dec. 31, 2018			£ 49,117,212			£ 5,873					£ 23,001,035		£ 26,062,565			£ 49,069,473	£ 47,739
Issue of shares			20,277,663			1,007		£ 20,276,656								20,277,663
Net income (loss)			(3,733,094)										(4,693,952)			(4,693,952)	960,858
Share of other comprehensive income of joint ventures			(165,917)										(165,917)			(165,917)
Foreign currency retranslation			(1,116,438)										(1,112,741)			(1,112,741)	(3,697)
Total comprehensive income for the year			(5,015,449)										(5,972,610)			(5,972,610)	957,161
Dividends paid and payable			(1,408,460)														(1,408,460)
Equity-settled share-based payments expense			8,818										8,818			8,818
Acquisition of subsidiary with minority interest			663,385														663,385
Total investments by and distributions to owners			19,541,406			1,007		20,276,656					8,818			20,286,481	(745,075)
Balance at Dec. 31, 2019			63,643,169			6,880		20,276,656			23,001,035		20,098,773			63,383,344	259,825
Issue of shares			1,411,440			68		1,411,372								1,411,440
Net income (loss)			(3,377,191)										(4,845,399)			(4,845,399)	1,468,208
Share of other comprehensive income of joint ventures			(112,050)										(112,050)			(112,050)
Foreign currency retranslation			951,843										946,887			946,887	4,956
Total comprehensive income for the year			(2,537,398)										(4,010,562)			(4,010,562)	1,473,164
Dividends paid and payable			(137,112)														(137,112)
Equity-settled share-based payments expense			7,296										7,296			7,296
Total investments by and distributions to owners			1,281,624			68		1,411,372					7,296			1,418,736	(137,112)
Balance at Dec. 31, 2020			60,791,518	$ 16,908	£ 17,052				$ 24,137	£ 24,137				$ (7,948)	£ (7,948)				£ 0				$ 719	£ 863
Balance (in Shares) at Dec. 31, 2020 | shares																		0	0	7,187,500	[1]		8,625,000	8,625,000
Balance at Dec. 31, 2020			62,387,395			6,948		21,688,028			23,001,035		16,095,507			60,791,518	1,595,877
Balance at Dec. 17, 2020 | $
Balance (in Shares) at Dec. 17, 2020 | shares	[1]																						0	0
Class B ordinary shares issued to Sponsor | $				24,856					24,137														$ 719
Class B ordinary shares issued to Sponsor (Shares) | shares	[1]																			7,187,500
Net income (loss) | $				(7,948)										(7,948)
Balance at Dec. 31, 2020			60,791,518	16,908	17,052				24,137	24,137				(7,948)	(7,948)				£ 0				$ 719	£ 863
Balance (in Shares) at Dec. 31, 2020 | shares																		0	0	7,187,500	[1]		8,625,000	8,625,000
Balance at Dec. 31, 2020			62,387,395			6,948		21,688,028			23,001,035		16,095,507			60,791,518	1,595,877
Issue of shares | $				326,309,933					326,306,483									$ 3,450
Sale of 34,500,000 Units, net of underwriting commissions and offering expenses (in Shares) | shares																		34,500,000	34,500,000
Sale of 8,900,000 Private Warrants | $				8,900,000					8,900,000
Initial classification of warrant liability | $				(23,907,500)					(23,907,500)
Remeasurement of Class A ordinary shares subject to possible redemption | $				(335,773,905)					(311,323,120)					(33,680,583)				$ (3,450)
Remeasurement of Class A ordinary shares subject to possible redemption (Shares) | shares																		(34,500,000)	(34,500,000)
Net income (loss) | $				(4,901,560)										(4,901,560)
Balance at Mar. 31, 2021 | $				(38,589,228)					0					(38,590,091)				$ 0					$ 863
Balance (in Shares) at Mar. 31, 2021 | shares																		0	0				8,625,000	8,625,000
Balance at Dec. 31, 2020			60,791,518	16,908	17,052				24,137	24,137				(7,948)	(7,948)				£ 0				$ 719	£ 863
Balance (in Shares) at Dec. 31, 2020 | shares																		0	0	7,187,500	[1]		8,625,000	8,625,000
Balance at Dec. 31, 2020			62,387,395			6,948		21,688,028			23,001,035		16,095,507			60,791,518	1,595,877
Issue of shares			923,365			40		923,325								923,365
Net income (loss)			4,560,946	(1,519,632)									3,819,980			3,819,980	740,966
Share of other comprehensive income of joint ventures			(116,036)										(116,036)			(116,036)
Foreign currency retranslation			(529,812)										(528,053)			(528,053)	(1,759)
Total comprehensive income for the year			3,915,098										3,175,891			3,175,891	739,207
Dividends paid and payable			(735,900)														(735,900)
Cancellation of subscribed capital			(21)			(21)										(21)
Equity-settled share-based payments expense			(1,333)										(1,333)			(1,333)
Increase in shareholding in subsidiary company			(12,096,134)										(10,944,580)			(10,944,580)	(1,151,554)
Total investments by and distributions to owners			(11,910,023)			19		923,325					(10,945,913)			(10,022,569)	(1,887,454)
Balance at Sep. 30, 2021 | $				(35,224,166)					0					(35,225,029)				$ 0					$ 863
Balance (in Shares) at Sep. 30, 2021 | shares																		0	0				8,625,000	8,625,000
Balance at Sep. 30, 2021			54,392,470			6,967		22,611,353			23,001,035		8,325,485			53,944,840	447,630
Balance at Dec. 31, 2020			60,791,518	16,908	£ 17,052				24,137	£ 24,137				(7,948)	£ (7,948)				£ 0				$ 719	£ 863
Balance (in Shares) at Dec. 31, 2020 | shares																		0	0	7,187,500	[1]		8,625,000	8,625,000
Balance at Dec. 31, 2020			62,387,395			6,948		21,688,028			23,001,035		16,095,507			60,791,518	1,595,877
Issue of shares			10,417,998			506		10,417,492								10,417,998
Class B ordinary shares issued to Sponsor | $				144																			$ 144
Class B ordinary shares issued to Sponsor (Shares) | shares	[1]																						1,437,500	1,437,500
Accretion of ordinary shares subject to possible redemption | $				(33,710,736)					(24,137)					(33,686,599)
Net income (loss)			1,947,874	(1,035,380)									1,126,029	(1,035,380)		1,126,029	821,845
Share of other comprehensive income of joint ventures			(507,667)										(507,667)			(507,667)
Foreign currency retranslation			(678,566)										(676,028)			(676,028)	(2,538)
Total comprehensive income for the year			761,641										(57,666)			(57,666)	819,307
Dividends paid and payable			(901,103)														(901,103)
Cancellation of subscribed capital			(21)			(21)										(21)
Equity-settled share-based payments expense			(1,333)										(1,333)			(1,333)
Increase in shareholding in subsidiary company			(16,359,408)										(14,858,803)			(14,858,803)	(1,500,605)
Total investments by and distributions to owners			(6,843,867)			485		10,417,492					(14,860,136)			(4,442,159)	(2,401,708)
Balance at Dec. 31, 2021			56,291,693	(34,729,064)					0					(34,729,927)									$ 863
Balance (in Shares) at Dec. 31, 2021 | shares	[1]																						8,625,000	8,625,000
Balance at Dec. 31, 2021			56,305,169			7,433		32,105,520			23,001,035		1,177,705			56,291,693	13,476
Balance at Mar. 31, 2021 | $				(38,589,228)					0					(38,590,091)				$ 0					$ 863
Balance (in Shares) at Mar. 31, 2021 | shares																		0	0				8,625,000	8,625,000
Remeasurement of Class A ordinary shares subject to possible redemption | $				(12,426)										(12,426)
Net income (loss) | $				9,245,674										9,245,674
Balance at Jun. 30, 2021 | $				(29,355,980)					0					(29,356,843)				$ 0					$ 863
Balance (in Shares) at Jun. 30, 2021 | shares																		0	0				8,625,000	8,625,000
Remeasurement of Class A ordinary shares subject to possible redemption | $				(4,440)										(4,440)
Net income (loss) | $				(5,863,746)										(5,863,746)
Balance at Sep. 30, 2021 | $				(35,224,166)					0					(35,225,029)				$ 0					$ 863
Balance (in Shares) at Sep. 30, 2021 | shares																		0	0				8,625,000	8,625,000
Balance at Sep. 30, 2021			54,392,470			6,967		22,611,353			23,001,035		8,325,485			53,944,840	447,630
Balance at Dec. 31, 2021			56,291,693	(34,729,064)					0					(34,729,927)									$ 863
Balance (in Shares) at Dec. 31, 2021 | shares	[1]																						8,625,000	8,625,000
Balance at Dec. 31, 2021			56,305,169			7,433		32,105,520			23,001,035		1,177,705			56,291,693	13,476
Remeasurement of Class A ordinary shares subject to possible redemption | $				(119,996)										(119,996)
Net income (loss) | $				9,920,886										9,920,886
Balance at Mar. 31, 2022 | $				(24,928,174)					0					(24,929,037)									$ 863
Balance (in Shares) at Mar. 31, 2022 | shares																							8,625,000	8,625,000
Balance at Dec. 31, 2021			56,291,693	(34,729,064)					0					(34,729,927)									$ 863
Balance (in Shares) at Dec. 31, 2021 | shares	[1]																						8,625,000	8,625,000
Balance at Dec. 31, 2021			56,305,169			7,433		32,105,520			23,001,035		1,177,705			56,291,693	13,476
Net income (loss)			(10,046,718)	17,877,195									(10,038,066)			(10,038,066)	(8,652)
Share of other comprehensive income of joint ventures			26,460										26,460			26,460
Foreign currency retranslation			2,122,113										2,121,833			2,121,833	280
Total comprehensive income for the year			(7,898,145)										(7,889,773)			(7,889,773)	(8,372)
Increase in shareholding in subsidiary company			(15,616)										(15,616)			(15,616)
Total investments by and distributions to owners			(15,616)										(15,616)			(15,616)
Balance at Sep. 30, 2022			48,386,304	(18,925,775)					0					(18,926,638)									$ 863
Balance (in Shares) at Sep. 30, 2022 | shares																							8,625,000	8,625,000
Balance at Sep. 30, 2022			48,391,408			7,433		32,105,520			23,001,035		(6,727,684)			48,386,304	5,104
Balance at Mar. 31, 2022 | $				(24,928,174)					0					(24,929,037)									$ 863
Balance (in Shares) at Mar. 31, 2022 | shares																							8,625,000	8,625,000
Remeasurement of Class A ordinary shares subject to possible redemption | $				(414,378)										(414,378)
Net income (loss) | $				(259,121)										(259,121)
Balance at Jun. 30, 2022 | $				(25,601,673)					0					(25,602,536)									$ 863
Balance (in Shares) at Jun. 30, 2022 | shares																							8,625,000	8,625,000
Remeasurement of Class A ordinary shares subject to possible redemption | $				(1,539,532)										(1,539,532)
Net income (loss) | $				8,215,430										8,215,430
Balance at Sep. 30, 2022			48,386,304	$ (18,925,775)					$ 0					$ (18,926,638)									$ 863
Balance (in Shares) at Sep. 30, 2022 | shares																							8,625,000	8,625,000
Balance at Sep. 30, 2022			£ 48,391,408			£ 7,433		£ 32,105,520			£ 23,001,035		£ (6,727,684)			£ 48,386,304	£ 5,104

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.